LEASES (Tables)	12 Months Ended
Jun. 30, 2024
LEASES
Schedule of operating lease related assets and liabilities recorded on the balance sheets

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Rights of use lease assets	¥3,489,875	¥23,547,193	$3,240,202
Less: impairment	(834,975)	—	—
Rights of use lease assets, net	¥2,654,900	¥23,547,193	$3,240,202

Operating lease liabilities – current	¥3,066,146	¥3,741,247	$514,812
Operating lease liabilities – non-current	25,144	3,971,285	546,467
Total operating lease liabilities	¥3,091,290	¥7,712,532	$1,061,279

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

	June 30,	June 30,
	2023	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	23.90	34.08
Weighted average discount rate	5.0%	5.0%

Schedule of maturities of lease liabilities

Twelve months ending June 30,	RMB	US Dollars
2025	¥4,017,831	$552,871
2026	2,514,546	346,013
2027	1,628,766	224,126
Total lease payments	8,161,143	1,123,010
Less: imputed interest	(448,611)	(61,731)
Present value of lease liabilities	7,712,532	1,061,279
Less: operating lease liabilities – current	3,741,247	514,812
Operating lease liabilities – non-current	¥3,971,285	$546,467